Income Taxes - Components of net deferred income tax assets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Net operating loss carryforwards		$ 39,845
Valuation allowance		(861,760)	$ (211,887)
Net deferred tax assets		55,525	368,014
Angel Studios, Inc. CIK: 0001671941
Net operating loss carryforwards			1,044,440
Research and development		3,787,461	1,108,958
Digital asset impairment		1,920,228	1,919,244
Research and development credits		229,867
Depreciation and amortization		(330,698)	(305,337)
Accruals and reserves		(554,006)	(317,970)
Deferred gain on sale		(1,052,533)	(1,101,108)
Valuation allowance			$ (2,348,227)
Net deferred tax assets	$ 8,400,000	$ 4,000,319